Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
NOTE 4 - PROPERTY AND EQUIPMENT, NET:

	December 31
	2021	2020

	U.S. dollars in thousands
Cost:
Electronic and laboratory equipment	4,045	3,779
Furniture and office equipment	407	404
Leasehold improvements	657	427
Production equipment	308	181
Computers and software	2,697	1,836

	8,114	6,627
Less: accumulated depreciation	(5,373)	(4,274)

Property and equipment, net	2,741	2,353

Depreciation expenses were $1,099 thousand, $1,093 thousand and $1,038 thousand for the years ended December 31, 2021, 2020 and 2019, respectively. During the years ended December 31, 2021, 2020 and 2019, there were no impairments of property and equipment.